Summary of Significant Accounting Policies - Income taxes (Details) - USD ($)	3 Months Ended		4 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
Summary of Significant Accounting Policies
Income tax payments		$ 0
Avalanche Treasury Company LLC
Summary of Significant Accounting Policies
Income tax expense	$ 0		$ 0
Income tax payments	$ 0		$ 0